Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Accrued Liabilities
8.	Accrued Liabilities

Accrued liabilities at December 31, 2016 and 2015 were as follows (in thousands):

	December 31,
	2016	2015
Accrued R&D agreements and study expenses	$1,401	$7,898
Accrued transaction-related expenses	248	—
Other accrued liabilities	325	254
Total accrued liabilities	$1,974	$8,152